NAA WORLD EQUITY INCOME SERIES
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2026

Shares		Fair Value
	COMMON STOCKS — 97.2%
	Communications - 3.6%
1,867	Fox Corporation, Class A	$ 109,033
53,436	KDDI Corporation	916,957
1,647	Omnicom Group, Inc.	124,036
23,296	Orange S.A.	477,619
6,786	Rogers Communications Inc, Class B	260,929
564,052	SoftBank Corporation	750,231
546	VeriSign, Inc.	135,605
24,159	Verizon Communications, Inc.	1,212,781
10,064	Walt Disney Company (The)	969,968
		4,957,159
	Consumer Discretionary - 6.7%
3,820	Bunzl plc	114,063
9,906	Cie Generale des Etablissements Michelin	334,207
4,103	D'ieteren Group	750,225
3,584	Evolution A.B.(a)(b)	221,515
22,421	Ford Motor Company	258,738
604	Games Workshop Group plc	141,499
5,212	General Motors Company	388,294
1,047	Genuine Parts Company	110,720
5,618	Home Depot, Inc. (The)	1,847,703
1,314	Lennar Corporation, Class A	114,108
2,466	LVMH Moet Hennessy Louis Vuitton S.E.	1,319,931
4,655	Magna International, Inc.	259,920
1,189	Marriott International Inc, Class A	388,887
1,837	Ross Stores, Inc.	397,949
1,288	Royal Caribbean Cruises Ltd.	354,432
11,429	Sekisui House Ltd.	253,477
14,632	Sumitomo Electric Industries Ltd.	772,566
6,405	TJX Companies, Inc. (The)	1,022,879
1,513	Yum! Brands, Inc.	235,241
		9,286,354
	Consumer Staples - 10.1%
30,400	Asahi Group Holdings Ltd.(a)	303,592
24,260	British American Tobacco plc	1,403,505

NAA WORLD EQUITY INCOME SERIES
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

Shares		Fair Value
	COMMON STOCKS — 97.2% (Continued)
	Consumer Staples - 10.1% (Continued)
22,409	Coca-Cola Company (The)	$ 1,704,205
2,476	Coca-Cola Europacific Partners plc	224,499
952	Constellation Brands, Inc., Class A	142,800
9,035	Imperial Brands plc	366,338
11,917	Koninklijke Ahold Delhaize N.V.	556,274
22,383	Nestle S.A.	2,195,274
7,684	PepsiCo, Inc.	1,193,248
12,891	Procter & Gamble Company (The)	1,861,976
6,195	Royal Unibrew A/S	502,726
79,044	Tesco PLC	494,953
25,440	Walmart, Inc.	3,161,682
		14,111,072
	Energy - 6.7%
10,959	Chevron Corporation	2,267,417
24,743	Exxon Mobil Corporation	4,197,897
16,373	TC Energy Corporation	1,025,063
20,795	TotalEnergies S.E.	1,908,364
		9,398,741
	Financials - 28.2%
7,453	AL Sydbank	593,282
4,315	Allianz S.E.	1,791,933
1,467	Allstate Corporation (The)	304,168
1,255	Ares Management Corporation, Class A	136,921
15,623	AXA S.A.	708,560
92,266	Banco Bilbao Vizcaya Argentaria S.A.	1,946,203
18,913	Bank of Ireland Group PLC	337,404
4,146	Bank of New York Mellon Corporation (The)	491,840
18,981	Bank of Nova Scotia (The)	1,316,029
11,477	Beazley plc	192,311
9,005	BNP Paribas S.A.	842,944
2,054	Chubb Ltd.	669,460
10,233	Citigroup, Inc.	1,160,525
2,314	Deutsche Boerse A.G.	671,574
25,799	DNB Bank ASA	802,723

NAA WORLD EQUITY INCOME SERIES
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

Shares		Fair Value
	COMMON STOCKS — 97.2% (Continued)
	Financials - 28.2% (Continued)
404	Everest Group Ltd.	$ 132,047
1,754	Goldman Sachs Group, Inc. (The)	1,483,866
917	Hannover Rueck S.E.	283,833
191,885	HSBC Holdings PLC	3,151,146
35,813	ING Groep N.V.	929,548
3,267	Intercontinental Exchange, Inc.	513,834
165,515	Intesa Sanpaolo SpA	987,313
15,133	JPMorgan Chase & Company	4,451,522
3,276	Julius Baer Group Ltd.	240,972
65,610	Legal & General Group plc	213,883
227,532	Mitsubishi UFJ Financial Group, Inc.	3,727,377
46,452	Mizuho Financial Group, Inc.	1,781,539
7,200	Morgan Stanley	1,184,904
5,965	National Bank of Canada	771,723
49,231	Nordea Bank Abp	837,396
3,407	Progressive Corporation (The)	675,404
13,300	Sumitomo Mitsui Trust Group, Inc.	410,783
37,982	Svenska Handelsbanken A.B., A Shares	493,618
21,294	Swedbank A.B., Class A	717,205
240	Swiss Life Holding A.G.	261,421
34,796	Tokio Marine Holdings, Inc.	1,633,276
1,245	Travelers Companies, Inc. (The)	363,142
22,713	UBS Group A.G.	872,932
15,611	UniCredit SpA	1,119,946
1,925	W R Berkley Corporation	127,589
		39,332,096
	Health Care - 9.9%
3,022	Amgen, Inc.	1,063,291
1,616	Becton Dickinson and Company	254,084
1,493	Cigna Group (The)	398,258
7,434	CVS Health Corporation	533,910
7,117	Gilead Sciences, Inc.	991,896
675	Humana, Inc.	117,038
13,356	Johnson & Johnson	3,264,740

NAA WORLD EQUITY INCOME SERIES
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

Shares		Fair Value
	COMMON STOCKS — 97.2% (Continued)
	Health Care - 9.9% (Continued)
7,582	Medtronic PLC	$ 656,979
14,149	Merck & Company, Inc.	1,701,983
15,847	Novartis A.G.	2,432,518
2,320	Orion OYJ, Class B	186,898
10,819	Sanofi S.A.	1,044,746
4,729	Siemens Healthineers A.G.(b)	198,408
1,989	Stryker Corporation	653,566
217	Waters Corporation(a)	64,623
2,435	Zoetis, Inc.	287,841
		13,850,779
	Industrials - 9.3%
13,472	ABB Ltd.	1,095,422
34,836	BAE Systems plc	1,014,363
14,165	Canadian Pacific Kansas City	1,114,463
1,949	Cintas Corporation	329,654
3,654	Delta Air Lines, Inc.	242,918
886	Expeditors International of Washington, Inc.	126,902
1,468	General Dynamics Corporation	503,847
3,800	Hoshizaki Corp	120,958
2,194	Rollins, Inc.	117,182
7,583	RTX Corporation	1,462,761
8,362	Siemens A.G.	1,988,053
3,245	Southwest Airlines Company	121,915
1,476	Spirax Group plc	132,413
4,558	Sunbelt Rentals Holdings, Inc.	286,557
1,347	Trane Technologies PLC	561,349
342	TransDigm Group, Inc.(a)	396,364
3,382	Union Pacific Corporation	820,541
37,519	Volvo A.B., B Shares	1,210,582
4,102	Waste Connections, Inc.	666,340
2,059	Waste Management, Inc.	473,138
1,419	Xylem Inc	169,570
		12,955,292

NAA WORLD EQUITY INCOME SERIES
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

Shares		Fair Value
	COMMON STOCKS — 97.2% (Continued)
	Materials - 3.0%
8,256	Agnico Eagle Mines Ltd.	$ 1,675,492
3,276	DuPont de Nemours, Inc.	150,041
1,438	Ecolab, Inc.	382,537
7,839	Freeport-McMoRan, Inc.	460,776
4,356	Holcim A.G.	353,680
6,011	Newmont Corporation	650,691
107,200	Nippon Steel Corporation	388,982
3,500	Smurfit WestRock plc	139,475
		4,201,674
	Real Estate - 1.9%
12,155	Aena S.M.E. S.A.(b)	358,525
801	AvalonBay Communities, Inc.	130,843
566	Equinix, Inc.	554,815
505	Essex Property Trust, Inc.	122,210
4,861	Invitation Homes, Inc.	120,796
159	Japan Real Estate Investment Corporation	117,067
12,307	Merlin Properties Socimi, S.A.	200,502
5,300	Realty Income Corporation	324,254
16,239	Segro plc	139,205
1,870	Simon Property Group, Inc.	348,811
6,099	VICI Properties, Inc.	166,625
		2,583,653
	Technology - 15.7%
3,561	Accenture PLC, Class A	706,111
34,312	Broadcom, Inc.	10,619,908
670	Broadridge Financial Solutions, Inc.	108,862
925	CDW Corp	111,944
24,038	Cisco Systems, Inc.	1,865,108
2,724	Cognizant Technology Solutions Corporation, Class A	167,117
4,853	Corning, Inc.	659,862
450	FactSet Research Systems, Inc.	97,646
956	Garmin Ltd.	221,802
5,574	International Business Machines Corporation	1,351,081
7,843	Lam Research Corporation	1,675,735

NAA WORLD EQUITY INCOME SERIES
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

Shares		Fair Value
	COMMON STOCKS — 97.2% (Continued)
	Technology - 15.7% (Continued)
962	Motorola Solutions, Inc.	$ 417,479
419	MSCI, Inc.	225,845
1,230	NetApp, Inc.	125,940
5,838	Open Text Corporation	130,071
1,289	Seagate Technology Holdings PLC	504,979
132,892	Sony Group Corporation	2,769,693
2,187	Thomson Reuters Corporation(a)	197,358
		21,956,541
	Utilities - 2.1%
1,091	American Water Works Company, Inc.	148,474
1,226	DTE Energy Company	179,266
4,457	Duke Energy Corporation	583,600
5,842	Exelon Corporation	286,375
3,054	FirstEnergy Corporation	154,716
3,228	NiSource, Inc.	150,619
1,244	NRG Energy, Inc.	181,798
2,892	Public Service Enterprise Group, Inc.	234,107
3,179	Severn Trent plc	130,378
6,315	Southern Company (The)	609,523
22,065	Terna - Rete Elettrica Nazionale	251,559
		2,910,415

	TOTAL COMMON STOCKS (Cost $120,050,786)	135,543,776

	EXCHANGE-TRADED FUNDS — 1.9%
	Equity - 1.9%
8,739	iShares MSCI EAFE ETF	848,819
1,430	State Street SPDR S&P 500 ETF Trust	929,987
1,555	Vanguard S&P 500 ETF	929,190
	TOTAL EXCHANGE-TRADED FUNDS (Cost $2,825,567)	2,707,996

NAA WORLD EQUITY INCOME SERIES
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

Fair Value

TOTAL INVESTMENTS - 99.1% (Cost $122,876,353)	$ 138,251,772
OTHER ASSETS IN EXCESS OF LIABILITIES- 0.9%	1,263,534
NET ASSETS - 100.0%	$ 139,515,306

A/S - Anonim Sirketi

ETF - Exchange-Traded Fund

Ltd. - Limited Company

MSCI - Morgan Stanley Capital International

N.V.        - Naamioze Vennootschap

PLC - Public Limited Company

S.A.        - Société Anonyme

S.E.        - Société Européene

SPDR - Standard & Poor's Depositary Receipt

(a)	Non-income producing security.
(b)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2026, the total market value of 144A securities is 778,448 or 0.6% of net assets.